Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

4 Taxation

Taxation charge/(credit) recognised in the Consolidated Statement of Comprehensive Income is as follows:

	2023	2022	2021
	$m	$m	$m
Current tax
Current year	2,417	1,823	1,200
Adjustment to prior years	28	(187)	(5)
Total	2,445	1,636	1,195
Deferred tax
Origination and reversal of temporary differences	(1,473)	(2,563)	(1,417)
Adjustment to prior years	(34)	135	(158)
Total	(1,507)	(2,428)	(1,575)
Taxation charge/(credit) recognised in the profit for the year	938	(792)	(380)

Taxation credit/(charge) recognised in Other comprehensive income is as follows:

	2023	2022	2021
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	102	(231)	(117)
Equity investments measured at fair value through Other comprehensive income	(1)	15	27
Movement in deferred taxes relating to changes in tax rates	–	–	195
Total	101	(216)	105
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on designated liabilities in net investment hedges	(24)	73	43
Fair value movement on cash flow hedges	12	–	(5)
Movement in deferred taxes relating to changes in tax rates	–	–	8
Total	(12)	73	46
Taxation credit/(charge) recognised in Other comprehensive income	89	(143)	151

The reported tax rate in the year was 14% and included a favourable adjustment of $828m to deferred taxes arising from a UK group company undertaking a routine intragroup purchase of certain intellectual property. This intragroup purchase resulted in additional amortisable tax basis in the UK which can be fully utilised against forecast UK taxable profits. Deferred tax has been recognised on this additional tax basis in the year. This is offset by updates to tax liabilities following progress of reviews by tax authorities and administrative appeal processes and derecognition of deferred tax assets following changes to forecast taxable income of specific subsidiaries.

The income tax paid for the year was $2,366m.

Taxation has been provided at current rates on the profits earned for the years covered by the Group Financial Statements. The 2023 prior year current tax adjustment relates mainly to tax accrual to tax return adjustments and updates to provisions for tax contingencies. The 2022 prior year current tax adjustment relates mainly to tax accrual to tax return adjustments and updates to provisions for tax contingencies. The 2021 prior year current tax adjustment relates mainly to tax accrual to tax return adjustments.

The 2023 prior year deferred tax adjustment relates mainly to tax accrual to tax return adjustments and adjustments to the recognition of deferred tax assets. The 2022 prior year deferred tax adjustments relate mainly to tax accrual to tax return adjustments and updates to provisions for tax contingencies. The 2021 prior year deferred tax adjustments relate mainly to tax accrual to tax return adjustments and updates to estimates of prior year tax liabilities following settlements with tax authorities.

To the extent that dividends remitted from overseas subsidiaries, joint ventures and associates are expected to result in additional taxes, appropriate amounts have been provided for. Unremitted earnings or differences in the carrying value and tax basis of investments may be liable to additional taxes if distributed as dividends or on a liquidation event. Deferred tax is provided for such differences in relation to Group entities where management is intending to remit earnings in the foreseeable future. The aggregate amount of gross temporary differences associated with investments in subsidiaries, partnerships and branches for which deferred tax liabilities have not been recognised totalled approximately $7,565m at 31 December 2023, $3,221m of which has a corresponding deductible temporary difference of the same gross value which is not recognised as it is not probable of reversing in the foreseeable future but on which different tax rates apply.

Factors affecting future tax charges

As a group with worldwide operations, AstraZeneca is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms. On 11 July 2023, Finance (No.2) Act 2023 was enacted in the UK, introducing a global minimum effective tax rate of 15%. The legislation implements a domestic top-up tax and a multinational top-up tax, effective for accounting periods starting on or after 31 December 2023. A Pillar 2 Effective Tax Rate (ETR) is calculated for every jurisdiction in which the Group operates and Pillar 2 Income Taxes will arise when the Pillar 2 ETR is less than 15%. Pillar 2 Income Taxes could be payable in the UK, or the local jurisdiction if it has introduced a Qualifying Domestic Minimum top-up Tax. AstraZeneca is continuing to monitor potential impacts as further guidance is published by the OECD and territories implement legislation to enact the rules. Management has performed an assessment of the impact of the UK’s Pillar 2 rules based on our 2023 data and no Pillar 2 Income Taxes are expected to arise for most jurisdictions in which the Group operates. It is anticipated that AstraZeneca may, in some jurisdictions, incur additional tax liabilities, but the effect on the reported tax charge is reasonably estimated to be immaterial.

The Group has applied the exemption under the IAS 12 ‘Income Taxes’ amendment for recognising and disclosing information about deferred tax assets and liabilities related to top-up income taxes.

Tax reconciliation to UK statutory rate

The table below reconciles the UK statutory tax charge to the Group’s total tax charge/(credit):

	2023	2022	2021
	$m	$m	$m
Profit/(loss) before tax	6,899	2,501	(265)
Notional taxation charge at UK corporation tax rate of 23.5% (2022: 19%; 2021: 19%)	1,621	475	(50)
Differences in effective overseas tax rates[1]	(224)	(59)	1
Deferred tax (credit)/charge relating to change in tax rates[2]	(66)	(108)	54
Unrecognised deferred tax asset[3]	341	68	32
Items not deductible for tax purposes	46	90	208
Items not chargeable for tax purposes	–	–	(163)
Intellectual Property incentive regimes[4]	(367)	(265)	–
Other items[5]	(406)	(941)	(299)
Adjustments in respect of prior years[6]	(7)	(52)	(163)
Total tax charge/(credit) for the year	938	(792)	(380)

1	Includes the impact of the reversal of a $1.9bn deferred tax liability that was recognised in a previous business combination (31 December 2023: $0.9bn) and originated in goodwill. Some of this liability reverses in an innovation incentive regime and gives rise to a post-acquisition benefit to the tax charge that is not material year-on-year. Determining the cumulative post-acquisition benefit over the life of the asset involves estimates and judgements as the amount of income that qualifies for the IP incentive regime varies. The actual tax rates applied over the life of the asset are expected to be a blend between the Dutch statutory tax rate and intellectual property incentive regime rate.
2The 2023 item relates to the impact of the difference in the UK current and deferred tax rates during 2023. The 2022 item relates to the impact of the US state tax rate change and the impact of the difference in the UK current tax and deferred tax rates during 2022. The 2021 item mainly relates to substantive enactment of the increase in UK Corporation Tax rate from 19% to 25% effective 1 April 2023 and the increase in the Dutch Corporate Income Tax rate from 25% to 25.8% effective 1 January 2022.
3This includes the derecognition of deferred tax assets where it is no longer probable that there will be sufficient forecast future profits to utilise the assets.
4Previously reported within the line Items not deductible for tax purposes.
5Other items in 2023 include a favourable adjustment of $828m to deferred taxes arising from a UK company undertaking an intragroup purchase of certain intellectual property (see page 164 for more information) offset by a charge of $422m mainly relating to updates to tax liabilities following progress of reviews by tax authorities, administrative appeal processes and adjustments arising on expiry of the relevant statute of limitations (see Note 30 for more details). Other items in 2022 includes a one-time favourable net adjustment of $876m to deferred taxes arising from an internal reorganisation to integrate the Alexion organisation which took place in 2022 and a credit of $65m relating to the reduction of tax liabilities arising from adjustments on expiry of the relevant statute of limitations. Other items in 2021 relate to a net credit of $299m relating to the reduction of tax liabilities arising from updates to estimates of prior year tax liabilities following settlements with tax authorities and on expiry of the relevant statute of limitations partially offset by a provision for transfer pricing and other contingencies.
6Further details explaining the adjustments in respect of prior years are set out on page 164.

AstraZeneca is domiciled in the UK but operates in other countries where the tax rates and laws are different to those in the UK. The impact on differences in effective overseas tax rates on the Group’s overall tax charge is noted above. Profits arising from our manufacturing operation in Puerto Rico are granted special status and are taxed at a reduced rate compared with the normal rate of tax in that territory under a tax incentive grant continuing until 2031. The Group receives intellectual property incentives in certain jurisdictions, resulting in a reduction to the tax charge in the income statement of $367m in 2023.

Deferred tax

The total movement in the net deferred tax balance in the year was $1,555m. The movements are as follows:

	Intangibles,		Pension and	Elimination of			Losses and
	Property, plant		post-retirement	unrealised profit	Untaxed		tax credits	Accrued
	and equipment	[1]	benefits	on inventory	reserves	[2]	carried forward	expenses	Other	Total
	$m		$m	$m	$m		$m	$m	$m	$m
Net deferred tax balance at 1 January 2021	(2,627)		656	1,807	(801)		714	660	111	520
Income statement	782		(166)	(59)	(139)		307	697	153	1,575
Other comprehensive income	52		83	–	–		–	–	40	175
Equity	–		–	–	–		–	4	10	14
Additions through business combinations[3]	(3,744)		13	166	–		507	(1,263)	147	(4,174)
Exchange	57		(33)	(53)	78		(10)	(13)	(12)	14
Net deferred tax balance at 31 December 2021	(5,480)		553	1,861	(862)		1,518	85	449	(1,876)
Income statement[4]	1,414		(55)	274	38		(126)	778	105	2,428
Other comprehensive income	72		(231)	–	–		–	–	16	(143)
Equity	–		–	–	–		–	–	38	38
Exchange	63		(36)	(111)	108		(134)	17	(35)	(128)
Net deferred tax balance at 31 December 2022	(3,931)		231	2,024	(716)		1,258	880	573	319
Income statement[4]	1,518		(69)	426	96		(308)	(23)	(133)	1,507
Other comprehensive income	(16)		106	–	–		–	–	(23)	67
Equity	–		–	–	–		–	–	(21)	(21)
Additions	(24)		–	–	–		50	–	(1)	25
Exchange	(38)		15	(64)	(40)		106	32	(34)	(23)
Net deferred tax balance at 31 December 2023⁵	(2,491)		283	2,386	(660)		1,106	889	361	1,874

1	Includes deferred tax assets of $507m on liabilities in respect of intangibles and $188m on lease liabilities in respect of right-of-use assets.
2Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
3The deferred tax liability of $4,174m relates to deferred tax on purchase accounting adjustments arising from the acquisition of Alexion (Note 27). Accrued expenses includes the deferred tax on the purchase accounting of inventory.
4The Income statement movement in 2023 includes $828m arising from a UK company undertaking an intragroup purchase of certain intellectual property (see page 164 for further details). The Income statement movement in 2022 includes the aforementioned net adjustment to deferred taxes of $876m arising on the internal legal entity reorganisation to integrate the Alexion organisation, the majority of which arises on Intangibles, Property, plant and equipment.
5The Group recognises deferred tax assets to the extent that there are either taxable temporary differences or that it is probable that sufficient future taxable profits will arise, against which these deductible temporary differences can be utilised. The US includes a net deferred tax asset of $142m and the UK includes a net deferred tax asset of $1,723m as at 31 December 2023 which includes tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets and for these respective entities, the Group has forecasted future taxable profits and considers that it is probable that sufficient future taxable profits will arise against which these deductible temporary differences can be utilised. In arriving at these forecasts, the Group has reviewed the Group-level budgets and forecasts and the ability of those entities to generate future income from developing and commercialising products, including local tax laws and the scheduling of reversal of deductible temporary differences. Deferred tax assets are recognised on the basis there is sufficient forecast future taxable profits arising from the performance of on-market products and pipeline assets, including Imfinzi. For the UK, losses are forecast to be utilised within five years. For the US, recognised deferred taxes on losses and other items are forecast to be utilised within 15 years. It is considered that these sources of income are sufficiently predictable or diversified to support these recognition periods. A sensitivity assessment has been performed which shows that a change in profit of 10% results in an immaterial adjustment to the amount of deferred tax asset recognised. Assessing the availability of future taxable income to support recognition of deferred tax assets relies upon our Group forecasts and changes in these Group forecasts will impact the recoverability of deferred tax assets. To the extent that there are neither taxable temporary differences nor sufficient taxable profits, no deferred tax asset is recognised and details of unrecognised deferred tax assets are included in the table below.

The net deferred tax balance, before the offset of balances within countries, consists of:

	Intangibles,	Pension and	Elimination of		Losses and
	Property, plant	post-retirement	unrealised profit	Untaxed	tax credits	Accrued
	and equipment	benefits	on inventory	reserves	carried forward	expenses	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2021	1,476	574	1,910	–	1,571	1,117	618	7,266
Deferred tax liabilities at 31 December 2021	(6,956)	(21)	(49)	(862)	(53)	(1,032)	(169)	(9,142)
Net deferred tax balance at 31 December 2021	(5,480)	553	1,861	(862)	1,518	85	449	(1,876)
Deferred tax assets at 31 December 2022	1,499	276	2,048	–	1,274	1,005	609	6,711
Deferred tax liabilities at 31 December 2022	(5,430)	(45)	(24)	(716)	(16)	(125)	(36)	(6,392)
Net deferred tax balance at 31 December 2022	(3,931)	231	2,024	(716)	1,258	880	573	319
Deferred tax assets at 31 December 2023	1,883	313	2,386	–	1,141	1,011	488	7,222
Deferred tax liabilities at 31 December 2023	(4,374)	(30)	–	(660)	(35)	(122)	(127)	(5,348)
Net deferred tax balance at 31 December 2023	(2,491)	283	2,386	(660)	1,106	889	361	1,874

Analysed in the Consolidated Statement of Financial Position, after offset of balances within countries, as follows:

	2023	2022	2021
	$m	$m	$m
Deferred tax assets	4,718	3,263	4,330
Deferred tax liabilities	(2,844)	(2,944)	(6,206)
Net deferred tax balance	1,874	319	(1,876)

Unrecognised deferred tax assets

Deferred tax assets (DTA) of $1,251m (2022: $807m; 2021: $719m) have not been recognised in respect of deductible temporary differences because it is not probable that future taxable profit will be available against which the Group can utilise the benefits therefrom.

	2023	2023	2022	2022	2021	2021
	Temporary	Unrecognised	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA	differences	DTA
	$m	$m	$m	$m	$m	$m
Temporary differences expiring:
Within 10 years	87	22	104	26	4	1
More than 10 years	153	32	153	32	53	11
Indefinite	2,788	595	686	163	300	79
	3,028	649	943	221	357	91
Tax credits and State tax losses expiring:
Within 10 years		152		115		101
More than 10 years		363		384		441
Indefinite		87		87		86
		602		586		628
Total		1,251		807		719